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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Advisors, LLC*
Address:   111 Huntington Avenue
           Boston, Massachusetts 02199

Form 13F File Number:  28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* Sankaty Advisors, LLC serves as an advisor to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan S. Lavine
Title:     Manager
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Jonathan S. Lavine          Boston, MA         5/16/11
     ------------------------        -------------       -------
            [Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          31

Form 13F Information Table Value Total:      1,002,070
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number      Name

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                             Sankaty Advisors, LLC
                   Form 13F Information Table as of 03/31/11

                                                                        Column
Column 1                               Column 2    Column 3  Column 4     5      Column 6  Column 7     Column 8
--------                            -------------- --------- --------- -------- ---------- -------- ----------------
                                                                                                    Voting Authority
                                                                        Value   Investment  Other   ----------------
Name of Issuer                      Title of Class   Cusip    Shares   (x$1000) Discretion Managers Sole Shared None
--------------                      -------------- --------- --------- -------- ---------- -------- ---- ------ ----
ACCURIDE CORP NEW                                                      $
                                       COM NEW     00439T206 4,003,580  55,610    (OTHER)                        X
AEROFLEX HLDG CORP                       COM       007767106 3,730,692 $67,936    (OTHER)                        X
AIRCASTLE LTD                            COM       G0129K104 3,029,002 $36,560    (OTHER)                        X
ALERE INC                                COM       01449J105 2,068,515 $80,962    (OTHER)                        X
CHARTER COMMUNICATIONS INC D           CL A NEW    16117M305 1,425,500 $72,173    (OTHER)                        X
CORE MARK HOLDING CO INC                 COM       218681104    40,129 $ 1,326    (OTHER)                        X
DANA HLDG CORP                           COM       235825205 3,981,491 $69,238    (OTHER)                        X
DDI CORP                            COM 0.0001 NEW 233162502   286,778 $ 3,031    (OTHER)                        X
FAIRPOINT COMMUNICATIONS INC           COM NEW     305560302    28,634 $   483    (OTHER)                        X
JARDEN CORP                              COM       471109108 1,529,661 $54,410    (OTHER)                        X
JDA SOFTWARE GROUP INC                   COM       46612K108   232,700 $ 7,042    (OTHER)                        X
JONES GROUP INC                          COM       48020T101   357,356 $ 4,914    (OTHER)                        X
KKR & CO L P DEL                      COM UNITS    48248M102 1,385,007 $22,728    (OTHER)                        X
LYONDELLBASELL INDUSTRIES N           SHS - A -    N53745100 1,951,105 $77,166    (OTHER)                        X
NRG ENERGY INC                         COM NEW     629377508 2,420,913 $52,146    (OTHER)                        X
PAETEC HOLDING CORP                      COM       695459107 7,801,908 $26,058    (OTHER)                        X
PLAINS EXPL& PRODTN CO                   COM       726505100 1,447,000 $52,425    (OTHER)                        X
ROADRUNNER TRNSN SVCS HLDG I             COM       76973Q105   382,463 $ 5,737    (OTHER)                        X
SEMGROUP CORP                            CL A      81663A105   255,371 $ 7,191    (OTHER)                        X
SEMGROUP CORP                            CL A      81663A105   114,557 $ 3,226    (Sole)                   X
SOLARWINDS INC                           COM       83416B109   612,812 $11,501    (OTHER)                        X
SPIRIT AEROSYSTEMS HLDGS INC           COM CL A    848574109 3,121,715 $80,134    (OTHER)                        X
SUPERMEDIA INC                           COM       868447103    64,503 $   403    (OTHER)                        X
SUPERMEDIA INC                           COM       868447103    28,563 $   178    (Sole)                   X
SWIFT TRANSN CO                          CL A      87074U101 5,341,600 $78,522    (OTHER)                        X
TOWN SPORTS INTL HLDGS INC               COM       89214A102 2,135,231 $10,804    (OTHER)                        X
VALASSIS COMMUNICATIONS INC              COM       918866104   952,006 $27,741    (OTHER)                        X
VERINT SYS INC                           COM       92343X100 2,099,505 $75,246    (OTHER)                        X
WARNER MUSIC GROUP CORP                  COM       934550104   750,662 $ 4,066    (OTHER)                        X
WASHINGTON POST CO                       CL B      939640108    20,230 $ 8,852    (OTHER)                        X
WHITING PETE CORP NEW                    COM       966387102    58,000 $ 4,260    (OTHER)                        X